Note 9. Earnings Per Share (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 9. Earnings Per Share (Details) [Line Items]
Common Stock, Dividend Rate, Percentage			5.00%
Stock Dividends, Shares			552,259
Equity Option [Member]
Note 9. Earnings Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,573	7,573	7,573